Principal Activities and Reorganization (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Principal Subsidaries, Consolidated VIE and Subsidiaries of VIE
As of December 31, 2020, the Company’s principal subsidiaries, consolidated VIE and subsidiaries of VIE are as follows:

Principal Subsidiaries	Date of Incorporation/ Establishment	Place of Incorporation/ Establishment	Percentage Of Direct or Indirect Economic Interest	Principal Activities

Smart Choice Ventures Limited (“Smart Choice”)	January 14, 2015	British Virgin Islands	100%	Investment holding
Hong Kong Smart Choice Ventures Limited (“HK Smart Choice”)	February 18, 2015	Hong Kong	100%	Investment holding
Zhixuan International Management Consulting (Shenzhen) Co., Ltd. (“Shenzhen Zhixuan”)	June 9, 2015	PRC	100%	Management consulting and marketing consulting
Zhixuan Management Consulting (Tianjin) Co. Ltd	April 4, 2019	PRC	100%	Management consulting and marketing consulting
VIE
Shenzhen Huiye Tianze Investment Holding Co., Ltd (“Huiye Tianze”)	October 30, 2014	PRC	100%	Investment, investment consulting service
VIE’s Principal Subsidiaries
Huize Insurance Brokerage Co., Ltd. (“Huize Insurance Brokerage”) (former Shenzhen Huize Insurance Brokerage Co., Ltd.	October 14, 2011	PRC	100%	Insurance brokerage service
Shenzhen Huize Shidai Co., Ltd. (“Huize Technology”)	April 28, 2012	PRC	100%	Technology development and Internet information consulting service

Hefei Huize Internet Technology Co., Ltd. (“Hefei Huize”)	August 5, 2015	PRC	100%	Technology development and Internet information consulting service

Shenzhen Zhixuan Wealth Investment Management Co., Ltd. (“Zhixuan Investment”)	April 20, 2016	PRC	100%	Management consulting, Investment consulting and financial consulting
Huize (Chengdu) Internet Technology Co., Ltd. (“Chengdu Huize”)	May 11, 2018	PRC	100%	Technology development consulting service
Shenzhen Huibang Technology Co., Ltd	December 29, 2020	PRC	100%	Technology development and Internet information consulting service